Derivative Instruments (Fair Value Of Futures And Forward Currency Contracts) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ 3,721,439	$ 1,635,956
Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,355,942	2,055,429
Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,240,713	500,398
Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	478,333	(160,700)
Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(247,444)	645,231
Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(104,550)	153,030
Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	482,156	(333,025)
Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(47,993)	493,133
Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	554,727	757,362
Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,365,497	(419,473)
Long [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,708,732	2,837,598
Long [Member] | Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,111,760	2,412,794
Long [Member] | Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ 10,310
Long [Member] | Gains [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		11,552
Long [Member] | Gains [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ 814,802	1,373,183
Long [Member] | Gains [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		2,670
Long [Member] | Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ 407,419	11,216
Long [Member] | Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	171,009	43,201
Long [Member] | Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	708,220	970,972
Long [Member] | Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	596,972	424,804
Long [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(2,940,295)	(3,766,191)
Long [Member] | Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,475,683)	(2,223,394)
Long [Member] | Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(38,400)
Long [Member] | Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(172,930)
Long [Member] | Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,061,321)	(567,353)
Long [Member] | Losses [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(17,360)
Long [Member] | Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(44,788)	(1,140,770)
Long [Member] | Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(109,903)	(10,245)
Long [Member] | Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(221,271)	(314,736)
Long [Member] | Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,464,612)	(1,542,797)
Short [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	5,889,139	3,802,377
Short [Member] | Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,758,835	2,131,841
Short [Member] | Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,633,223	524,710
Short [Member] | Gains [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	487,520	852
Short [Member] | Gains [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		167,720
Short [Member] | Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	543,624	820,318
Short [Member] | Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	100	475,037
Short [Member] | Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	94,368	143,204
Short [Member] | Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,130,304	1,670,536
Short [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,936,137)	(1,237,828)
Short [Member] | Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,038,970)	(265,812)
Short [Member] | Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(364,420)	(24,312)
Short [Member] | Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(9,187)	(174)
Short [Member] | Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(925)	(160,599)
Short [Member] | Losses [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(104,550)
Short [Member] | Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(424,099)	(23,789)
Short [Member] | Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(109,199)	(14,860)
Short [Member] | Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(26,590)	(42,078)
Short [Member] | Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (897,167)	$ (972,016)